Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sell NT$ [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2024-01
Sell NT$ [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount		$ 26,251.8
Sell US$ [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2025-01	2024-01
Sell US$ [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2025-03	2024-03
Sell US$ [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 3,331.4	$ 1,112.0
Sell JPY [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2025-01	2024-01
Sell JPY [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount	$ 45,234.0	$ 20,000.0